Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Customers accounting, percentage	10.00%	10.00%	10.00%
Customer less than, percentage	10.00%
Suppliers accounting, percentage	10.00%	10.00%	10.00%
Supplier less than, percentage	10.00%
Supplier B [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total accounts payable.	12.69%	11.84%
CustomerQ [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable	28.00%
CustomerR [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable	35.00%
Customer S [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable	36.00%
Customer L [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable		45.09%
Customer M [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable		24.89%
Customer N [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable		19.82%
Customer O [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Percentage of total current outstanding accounts receivable		11.72%